Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Total	Share Capital	Capital Reserve	Share Options and Warrants Reserve	Foreign Exchange Translation Reserve	Retained Earnings
Beginning balance at Dec. 31, 2020	$ 34,212	$ 64	$ 19,979	$ 296	$ 2,530	$ 11,343
Transactions with owners
Movements in share option and warrants reserve	170			170
Increase (decrease) through transactions with owners, equity	170			170
Net income	4,466					4,466
Exchange differences on translating foreign currencies	(1,692)				(1,692)
Ending balance at Mar. 31, 2021	37,156	$ 64	19,979	466	838	15,809
Beginning balance at Dec. 31, 2021	79,909		55,953	2,442	(2,282)	23,796
Transactions with owners
Issue of share capital	7,809		7,809
Movements in share option and warrants reserve	724		99	625
Increase (decrease) through transactions with owners, equity	8,533		7,908	625	0	0
Net income	4,488					4,488
Exchange differences on translating foreign currencies	(1,368)				(1,368)
Ending balance at Mar. 31, 2022	$ 91,562		$ 63,861	$ 3,067	$ (3,650)	$ 28,284